Compensation of Corporate Officers - Summary of Compensation Paid to Officers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Compensation Of Corporate Officers [Line Items]
Key management personnel compensation, attendance fees	€ 402	€ 381	€ 421
Key management personnel compensation, contribution in kind	22	23	21
Key management personnel compensation, share-based payment	112	72	74
Key management personnel compensation,employer contributions	400	396	410
Key management personnel compensation, consulting fees	0	0	0
Key management personnel compensation	1,709	1,656	1,680
Key management personnel compensation, fixed compensation fees	626	614	585
Key management personnel compensation, variable compensation fees	€ 148	€ 170	€ 169